Putnam Mortgage Securities Fund
The fund's portfolio
6/30/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (205.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (27.1%)
Government National Mortgage Association Adjustable Rate Mortgages (US Treasury Yield Curve Rate + 1.50%), 3.625%, 7/20/26	$1,191	$1,171
Government National Mortgage Association Pass-Through Certificates
6.00%, TBA, 7/1/54	3,000,000	3,012,891
6.00%, 1/15/29	1	1
5.50%, TBA, 7/1/54	12,000,000	11,905,798
5.50%, 8/15/35	89	90
5.00%, TBA, 7/1/54	5,000,000	4,868,214
4.50%, TBA, 7/1/54	12,000,000	11,406,851
4.00%, TBA, 7/1/54	17,000,000	15,710,305
3.50%, TBA, 7/1/54	14,000,000	12,582,956
3.00%, TBA, 7/1/54	19,000,000	16,567,744
2.50%, TBA, 7/1/54	24,000,000	20,183,746
2.00%, TBA, 7/1/54	23,000,000	18,623,933

		114,863,700
U.S. Government Agency Mortgage Obligations (178.2%)
Uniform Mortgage-Backed Securities
6.50%, TBA, 8/1/54	2,000,000	2,034,842
6.50%, TBA, 7/1/54	2,000,000	2,035,468
6.00%, TBA, 7/1/54	142,000,000	142,399,460
5.50%, TBA, 7/1/54	58,000,000	57,204,762
5.00%, TBA, 7/1/54	36,000,000	34,792,020
4.50%, TBA, 8/1/54	26,000,000	24,515,150
4.50%, TBA, 7/1/54	26,000,000	24,508,042
4.00%, TBA, 8/1/54	20,000,000	18,306,250
4.00%, TBA, 7/1/54	20,000,000	18,296,876
3.50%, TBA, 8/1/54	33,000,000	29,210,148
3.50%, TBA, 7/1/54	33,000,000	29,207,561
3.50%, TBA, 7/1/39	2,000,000	1,889,999
3.00%, TBA, 8/1/54	33,000,000	28,101,579
3.00%, TBA, 7/1/54	33,000,000	28,080,954
3.00%, TBA, 7/1/39	4,000,000	3,699,377
2.50%, TBA, 8/1/54	71,000,000	58,039,724
2.50%, TBA, 7/1/54	71,000,000	57,987,035
2.50%, TBA, 7/1/39	9,000,000	8,127,427
2.00%, TBA, 8/1/54	103,000,000	80,637,732
2.00%, TBA, 7/1/54	103,000,000	80,541,159
2.00%, TBA, 7/1/39	18,000,000	15,821,710
1.50%, TBA, 7/1/39	11,000,000	9,402,042

		754,839,317

Total U.S. government and agency mortgage obligations (cost $872,197,243)		$869,703,017

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 0.250%, 09/30/25(i)	$6,000	$5,661

Total U.S. treasury obligations (cost $5,661)		$5,661

MORTGAGE-BACKED SECURITIES (79.9%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (31.0%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.485%, 10/25/53	$814,339	$818,388
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	370,876	17,685
Structured Pass-Through Certificates FRB Ser. 57, Class 2A1, 4.489%, 7/25/43(WAC)	9,805	9,087
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	6,964,293	1,626,380
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	4,352,391	912,218
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	4,793,338	977,870
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	977,314	58,621
Structured Pass-Through Certificates FRB Ser. 59, Class 2A1, 3.945%, 10/25/43(WAC)	5,045	4,015
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.873%, 4/15/37	120,125	131,267
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.517%, 3/15/35	1,017,100	1,034,941
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	10,061,944	1,966,666
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	2,987,229	402,759
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	151,718	3,902
REMICs Ser. 5071, Class IV, IO, 3.00%, 12/25/50	17,783,615	3,173,129
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.65%, 8/25/50	6,863,756	754,914
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.602%, 4/15/44	8,272,324	689,898
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.60%, 9/25/49	8,443,800	776,552
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	1,465	1,159
REMICs Ser. 3391, PO, zero %, 4/15/37	22,896	19,145
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	11,384	9,549
Federal National Mortgage Association
REMICs Trust FRB Ser. 04-W7, Class A2, 7.472%, 3/25/34(WAC)	2,270	2,280
REMICs FRB Ser. 03-W11, Class A1, 7.448%, 6/25/33(WAC)	223	225
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	3,947,169	660,965
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	3,472,229	562,883
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	3,103,099	228,913
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	3,746,726	542,526
REMICs FRB Ser. 03-W14, Class 2A, 4.668%, 1/25/43(WAC)	6,252	5,981
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	9,816,869	1,972,708
Trust FRB Ser. 03-W3, Class 1A4, 4.359%, 8/25/42(WAC)	13,934	13,017
Trust FRB Ser. 04-W2, Class 4A, 4.322%, 2/25/44(WAC)	2,971	2,869
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	781,889	24,029
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	20,643,931	4,030,315
REMICs Ser. 20-20, Class IK, IO, 3.50%, 3/25/50	6,747,926	1,054,390
REMICs Ser. 20-62, Class MI, IO, 3.50%, 5/25/49	27,659,069	5,155,731
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	7,057,396	1,117,637
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x US 30 Day Average SOFR) + 22.86%), 3.301%, 2/25/38	199,946	198,372
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	7,787,682	1,332,706
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	9,132,548	1,101,047
REMICs Ser. 21-3, Class IB, IO, 2.50%, 2/25/51	6,033,062	993,464
REMICs IFB Ser. 23-58, Class SP, IO ((-1 x US 30 Day Average SOFR) + 6.90%), 1.565%, 12/25/53	35,390,407	2,338,244
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x US 30 Day Average SOFR) + 6.49%), 1.15%, 10/25/41	231,629	13,697
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.80%, 3/25/48	4,365,378	282,957
REMICs IFB Ser. 20-41, Class SE, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.65%, 6/25/50	4,928,058	527,444
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.65%, 8/25/46	7,289,619	411,406
REMICs IFB Ser. 19-51, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.60%, 9/25/49	7,004,737	687,226
REMICs IFB Ser. 19-83, Class QS, IO, ((-1 x US 30 Day Average SOFR) + 5.84%), 0.50%, 1/25/50	14,385,953	1,656,689
REMICs Ser. 01-79, Class BI, IO, 0.239%, 3/25/45(WAC)	561,004	1,160
REMICs Ser. 03-34, PO, zero %, 4/25/43	33,829	28,853
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	77,033	62,094
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	2,509	2,027
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	758	600
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.483%, 4/20/51(WAC)	1,029,649	1,039,407
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	2,520,431	411,348
Ser. 22-125, Class CI, IO, 5.00%, 6/20/52	9,601,380	1,756,130
Ser. 20-167, Class IT, IO, 5.00%, 9/20/47	4,820,785	977,374
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	3,391,008	693,563
Ser. 14-76, IO, 5.00%, 5/20/44	1,921,265	376,545
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	2,337,245	301,743
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	5,476,816	1,030,518
Ser. 21-89, Class IL, IO, 4.50%, 5/20/51	7,049,138	1,576,054
Ser. 18-1, IO, 4.50%, 1/20/48	3,853,238	830,524
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	3,231,760	579,708
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	4,240,444	779,439
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	3,080,428	556,904
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	2,988,757	580,701
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	580,007	95,019
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	1,639,873	85,737
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	978,659	148,269
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	2,704,857	454,514
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	5,173,715	909,850
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	4,017,138	303,864
Ser. 21-197, Class BI, IO, 3.50%, 11/20/51	11,058,507	1,389,532
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	14,611,729	2,225,635
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	10,648,317	1,823,534
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	1,677,356	211,415
Ser. 12-136, IO, 3.50%, 11/20/42	5,048,629	691,358
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	496,805	17,070
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	972,491	46,790
Ser. 21-176, Class GI, IO, 3.00%, 10/20/51	7,423,806	1,131,834
Ser. 21-188, Class IU, IO, 3.00%, 10/20/51	5,079,034	926,312
Ser. 21-188, Class IW, IO, 3.00%, 10/20/51	7,951,501	1,250,268
Ser. 21-116, Class EI, IO, 3.00%, 7/20/51	8,736,298	1,034,706
Ser. 21-76, Class NI, IO, 3.00%, 8/20/50	10,544,304	1,649,129
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	1,158,227	46,678
IFB Ser. 23-140, Class JS, IO, ((-2.488 x US 30 Day Average SOFR) + 16.05%), 2.78%, 9/20/53	1,197,950	1,100,099
Ser. 16-H13, Class IK, IO, 2.68%, 6/20/66(WAC)	8,370,132	715,387
Ser. 21-7, Class MI, IO, 2.50%, 1/20/51	11,787,527	1,565,168
Ser. 21-8, Class IP, IO, 2.50%, 1/20/51	26,556,631	3,850,265
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	7,672,437	1,069,491
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	16,511,535	2,228,729
Ser. 16-H04, Class HI, IO, 2.334%, 7/20/65(WAC)	3,010,220	89,103
Ser. 16-H07, Class PI, IO, 2.265%, 3/20/66(WAC)	16,535,929	1,022,251
Ser. 16-H24, IO, 2.157%, 9/20/66(WAC)	11,232,713	800,910
IFB Ser. 23-66, Class PS, IO, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 2.043%, 5/20/53	2,717,384	2,653,216
Ser. 15-H23, Class TI, IO, 1.944%, 9/20/65(WAC)	10,707,745	369,417
Ser. 15-H23, Class DI, IO, 1.898%, 9/20/65(WAC)	2,915,012	115,143
Ser. 17-H23, Class BI, IO, 1.892%, 11/20/67(WAC)	7,161,921	276,310
Ser. 14-H25, Class BI, IO, 1.674%, 12/20/64(WAC)	9,104,841	209,147
IFB Ser. 24-19, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.667%, 2/20/54 (-1 x US 30 Day Average SOFR)	23,759,786	1,587,574
IFB Ser. 23-20, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.667%, 2/20/53	19,497,087	1,219,656
IFB Ser. 24-4, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 1.617%, 1/20/54	19,152,281	1,258,600
IFB Ser. 23-173, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 1.617%, 11/20/53	16,516,540	906,733
Ser. 15-H14, Class AI, IO, 1.591%, 6/20/65(WAC)	30,509,789	1,201,571
Ser. 17-H14, Class LI, IO, 1.582%, 6/20/67(WAC)	5,326,286	231,194
IFB Ser. 23-7, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.90%), 1.567%, 1/20/53	41,740,722	2,523,769
Ser. 16-H18, Class QI, IO, 1.556%, 6/20/66(WAC)	9,023,214	499,633
Ser. 17-H08, Class GI, IO, 1.541%, 2/20/67(WAC)	8,618,231	739,441
Ser. 17-H04, Class BI, IO, 1.435%, 2/20/67(WAC)	8,532,642	359,283
Ser. 17-H08, Class NI, IO, 1.341%, 3/20/67(WAC)	8,060,676	279,501
Ser. 18-H04, Class JI, IO, 1.317%, 3/20/68(WAC)	10,745,491	449,122
Ser. 15-H13, Class AI, IO, 1.302%, 6/20/65(WAC)	10,033,697	430,107
IFB Ser. 13-182, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 6.59%), 1.247%, 12/20/43	2,569,745	255,561
Ser. 17-H06, Class MI, IO, 1.239%, 2/20/67(WAC)	12,517,326	486,110
Ser. 18-H02, Class IM, IO, 1.234%, 2/20/68(WAC)	8,244,826	500,561
Ser. 17-H09, IO, 1.219%, 4/20/67(WAC)	8,423,010	239,828
IFB Ser. 11-156, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.49%), 1.147%, 4/20/38	5,532,640	575,644
Ser. 17-H10, Class MI, IO, 1.068%, 4/20/67(WAC)	9,294,328	275,524
IFB Ser. 24-11, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.40%), 1.067%, 1/20/54	17,212,645	823,078
Ser. 17-H03, Class KI, IO, 1.065%, 1/20/67(WAC)	13,151,487	1,044,228
Ser. 15-H10, Class HI, IO, 0.941%, 4/20/65(WAC)	11,725,926	500,697
Ser. 18-H01, Class XI, IO, 0.93%, 1/20/68(WAC)	11,353,078	739,795
IFB Ser. 23-13, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.917%, 1/20/53	19,007,439	1,093,321
FRB Ser. 15-H16, Class XI, IO, 0.867%, 7/20/65(WAC)	6,113,587	333,191
FRB Ser. 16-H19, Class AI, IO, 0.852%, 9/20/66(WAC)	16,250,579	700,075
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.847%, 6/20/51	8,885,343	1,027,057
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.847%, 5/20/51	12,608,997	1,476,643
IFB Ser. 20-133, Class CS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.847%, 9/20/50	8,859,150	1,065,951
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.847%, 8/20/50	4,852,028	560,998
IFB Ser. 23-56, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.16%), 0.827%, 4/20/53	36,462,936	2,084,324
Ser. 16-H23, Class NI, IO, 0.793%, 10/20/66(WAC)	17,417,556	707,031
Ser. 16-H24, Class JI, IO, 0.754%, 11/20/66(WAC)	5,288,696	261,582
IFB Ser. 13-87, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.747%, 6/20/43	6,308,986	536,698
Ser. 16-H27, Class GI, IO, 0.709%, 12/20/66(WAC)	14,516,189	749,718
IFB Ser. 19-158, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.707%, 9/16/43	5,027,803	436,177
IFB Ser. 19-56, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.697%, 5/20/49	4,250,478	408,153
IFB Ser. 10-20, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.697%, 2/20/40	399,943	34,683
IFB Ser. 23-181, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.667%, 11/20/53	41,818,556	1,743,742
IFB Ser. 23-103, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.667%, 7/20/53	17,631,376	922,720
IFB Ser. 23-82, Class CS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.667%, 6/20/53	19,935,872	879,712
IFB Ser. 23-82, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.667%, 6/20/53	36,037,368	1,421,209
Ser. 16-H06, Class DI, IO, 0.653%, 7/20/65(WAC)	9,398,947	260,435
IFB Ser. 16-80, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.647%, 6/20/46	6,075,880	613,794
((-1 x US 30 Day Average SOFR) + 5.95%), 0.617%, 7/20/53	26,630,407	1,031,068
Ser. 17-H25, Class CI, IO, 0.613%, 12/20/67(WAC)	12,253,935	752,916
IFB Ser. 23-19, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.597%, 11/20/49	25,100,254	2,398,786
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.597%, 10/20/49	7,644,326	846,923
IFB Ser. 19-110, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.597%, 9/20/49	5,470,643	544,750
Ser. 15-H20, Class CI, IO, 0.594%, 8/20/65(WAC)	15,332,724	815,701
IFB Ser. 23-128, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 5.90%), 0.567%, 8/20/53	8,688,032	453,168
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.547%, 10/20/49	7,511,458	845,535
IFB Ser. 20-47, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.547%, 5/20/44	10,110,605	797,828
Ser. 16-H03, Class AI, IO, 0.474%, 1/20/66(WAC)	8,364,455	295,663
Ser. 15-H22, Class AI, IO, 0.427%, 9/20/65(WAC)	16,127,094	783,777
Ser. 18-H19, Class JI, IO, 0.414%, 10/20/68(WAC)	11,508,371	401,700
Ser. 17-H20, Class AI, IO, 0.408%, 10/20/67(WAC)	17,247,875	818,774
Ser. 16-H10, Class AI, IO, 0.356%, 4/20/66(WAC)	17,885,308	382,960
IFB Ser. 23-40, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 5.65%), 0.317%, 3/20/53	31,849,546	1,062,367
IFB Ser. 23-43, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.267%, 3/20/53	43,399,983	1,299,829
IFB Ser. 22-209, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.267%, 12/20/52	36,032,771	1,838,828
Ser. 17-H25, IO, 0.262%, 11/20/67(WAC)	8,134,983	298,391
Ser. 15-H04, Class AI, IO, 0.239%, 12/20/64(WAC)	10,486,178	317,023
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 0.147%, 8/20/44	2,909,136	220,073
Ser. 14-H21, Class AI, IO, 0.145%, 10/20/64(WAC)	11,697,368	387,826

		131,435,018
Commercial mortgage-backed securities (26.6%)
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	839,000	567,466
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class E, 3.25%, 8/15/52	2,034,000	1,244,090
FRB Ser. 19-C5, Class F, 2.734%, 11/15/52(WAC)	1,001,000	543,732
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	393,771	411,503
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.516%, 11/16/38 (Cayman Islands)	1,126,748	1,119,099
Benchmark Mortgage Trust
FRB Ser. 18-B1, Class C, 4.315%, 1/15/51(WAC)	1,099,000	827,779
Ser. 19-B15, Class XA, IO, 0.926%, 12/15/72(WAC)	14,325,328	443,511
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.166%, 4/10/51(WAC)	1,744,000	1,096,824
Ser. 19-B11, Class D, 3.00%, 5/15/52	2,608,000	1,704,278
Ser. 18-B1, Class E, 3.00%, 1/15/51(WAC)	1,840,000	823,180
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 5.029%, 2/10/44(WAC)	2,305,000	1,441,967
CD Commercial Mortgage Trust
FRB Ser. 17-CD3, Class C, 4.689%, 2/10/50(WAC)	1,638,000	640,004
Ser. 17-CD3, Class B, 3.984%, 2/10/50(WAC)	826,000	570,148
Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	1,176,000	1,051,178
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	2,287,000	525,940
Ser. 19-CD8, Class D, 3.00%, 8/15/57	1,450,000	796,238
Citigroup Commercial Mortgage Trust
FRB Ser. 15-GC27, Class C, 4.566%, 2/10/48(WAC)	1,731,000	1,655,678
FRB Ser. 15-P1, Class C, 4.514%, 9/15/48(WAC)	973,000	918,990
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class C, 5.107%, 9/10/45(WAC)	1,387,488	1,257,998
FRB Ser. 15-GC27, Class D, 4.566%, 2/10/48(WAC)	1,018,000	948,368
Ser. 15-P1, Class D, 3.225%, 9/15/48	567,000	501,867
Ser. 15-GC27, Class E, 3.00%, 2/10/48	1,564,000	1,124,306
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.113%, 11/10/46(WAC)	413,742	389,322
FRB Ser. 14-CR16, Class C, 5.053%, 4/10/47(WAC)	1,741,904	1,619,094
FRB Ser. 14-CR17, Class C, 4.837%, 5/10/47(WAC)	781,000	707,727
FRB Ser. 14-UBS4, Class C, 4.772%, 8/10/47(WAC)	397,060	294,878
FRB Ser. 14-UBS3, Class C, 4.73%, 6/10/47(WAC)	409,000	292,885
Ser. 14-LC17, Class B, 4.49%, 10/10/47(WAC)	787,000	776,617
Ser. 14-CR17, Class B, 4.377%, 5/10/47	818,000	768,409
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,437,303	1,320,156
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	1,285,000	1,188,532
FRB Ser. 15-CR26, Class D, 3.613%, 10/10/48(WAC)	1,351,375	1,076,559
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.571%, 8/10/46(WAC)	2,546,000	2,113,549
FRB Ser. 13-CR13, Class D, 5.113%, 11/10/46(WAC)	1,906,000	1,220,009
FRB Ser. 14-CR17, Class D, 4.901%, 5/10/47(WAC)	1,959,000	1,597,547
FRB Ser. 14-UBS4, Class D, 4.835%, 8/10/47(WAC)	757,000	406,723
FRB Ser. 14-CR19, Class D, 4.777%, 8/10/47(WAC)	1,317,000	1,223,221
FRB Ser. 13-CR7, Class D, 4.384%, 3/10/46(WAC)	777,633	723,194
FRB Ser. 15-LC19, Class E, 4.352%, 2/10/48(WAC)	1,436,000	1,099,307
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,219,000	1,408,943
Ser. 13-LC6, Class E, 3.50%, 1/10/46	701,000	634,801
Ser. 17-COR2, Class D, 3.00%, 9/10/50	882,000	652,680
FRB Ser. 18-COR3, Class D, 2.966%, 5/10/51(WAC)	936,000	545,879
Ser. 15-LC19, Class D, 2.867%, 2/10/48	1,240,000	1,137,443
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C3, Class C, 4.493%, 8/15/48(WAC)	922,000	795,225
FRB Ser. 15-C2, Class C, 4.311%, 6/15/57(WAC)	1,876,000	1,650,624
FRB Ser. 15-C2, Class D, 4.311%, 6/15/57(WAC)	1,943,000	1,416,622
Ser. 15-C1, Class B, 4.044%, 4/15/50(WAC)	1,109,000	1,061,497
CSAIL Commercial Mortgage Trust 144A Ser. 19-C17, Class D, 2.50%, 9/15/52	1,828,000	1,192,791
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.533%, 8/10/44(WAC)	1,317,664	1,230,151
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M2, 9.085%, 1/25/51	1,051,000	1,057,894
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.335%, 11/25/51	2,289,000	2,315,426
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63	17,436,600	860,104
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.688%, 2/10/46(WAC)	1,880,000	1,768,713
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.572%, 8/10/43(WAC)	742,000	683,460
FRB Ser. 14-GC24, Class D, 4.60%, 9/10/47(WAC)	2,326,000	1,342,421
Ser. 17-GS5, Class D, 3.509%, 3/10/50(WAC)	1,021,000	496,241
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C22, Class C, 4.694%, 9/15/47(WAC)	1,124,000	1,026,275
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.248%, 8/15/46(WAC)	2,305,000	1,637,143
FRB Ser. 13-C12, Class E, 4.07%, 7/15/45(WAC)	1,235,000	875,556
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.518%, 9/15/50(WAC)	1,453,000	1,064,385
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.917%, 6/15/51(WAC)	835,000	677,130
Ser. 18-C8, Class B, 4.522%, 6/15/51	636,000	562,115
Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	995,000	686,797
JPMDB Commercial Mortgage Securities Trust 144A FRB Ser. 16-C2, Class D, 3.477%, 6/15/49(WAC)	2,330,000	1,304,138
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.297%, 4/15/46(WAC)	933,000	233,145
FRB Ser. 13-C10, Class C, 4.21%, 12/15/47(WAC)	1,009,037	948,157
Ser. 13-LC11, Class B, 3.499%, 4/15/46	725,000	546,530
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.709%, 2/15/46(WAC)	1,123,000	857,971
FRB Ser. 13-C16, Class D, 5.05%, 12/15/46(WAC)	966,364	836,254
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C25, Class C, 4.668%, 10/15/48(WAC)	1,824,000	1,612,045
FRB Ser. 14-C16, Class B, 4.42%, 6/15/47(WAC)	838,062	790,711
FRB Ser. 15-C22, Class C, 4.339%, 4/15/48(WAC)	1,616,000	1,505,084
FRB Ser. 17-C34, Class C, 4.311%, 11/15/52(WAC)	751,000	629,522
FRB Ser. 13-C9, Class C, 3.851%, 5/15/46(WAC)	946,000	824,800
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.965%, 10/15/46(WAC)	800,000	694,396
FRB Ser. 13-C12, Class E, 4.965%, 10/15/46(WAC)	2,040,618	1,436,406
FRB Ser. 14-C17, Class D, 4.816%, 8/15/47(WAC)	726,000	690,498
FRB Ser. 12-C6, Class E, 4.505%, 11/15/45(WAC)	1,677,000	737,700
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	1,288,000	192,701
FRB Ser. 15-C24, Class E, 4.466%, 5/15/48(WAC)	1,780,000	1,358,318
FRB Ser. 15-C23, Class D, 4.275%, 7/15/50(WAC)	924,000	857,858
FRB Ser. 13-C10, Class F, 4.116%, 7/15/46(WAC)	2,316,000	143,517
FRB Ser. 13-C9, Class D, 3.939%, 5/15/46(WAC)	1,122,000	881,908
Ser. 14-C19, Class D, 3.25%, 12/15/47	954,000	842,073
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.336%, 3/15/45(WAC)	1,938,000	1,044,372
FRB Ser. 11-C3, Class E, 5.108%, 7/15/49(WAC)	2,478,893	2,412,950
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 8.70%, 10/25/49	3,167,383	3,167,402
PFP, Ltd. 144A
FRB Ser. 23-10, Class AS, 8.353%, 9/16/38 (Bermuda)	507,000	510,046
FRB Ser. 22-9, Class AS, 8.114%, 8/19/35 (Bermuda)	687,000	689,927
FRB Ser. 21-8, Class A, 6.444%, 8/9/37 (Cayman Islands)	241,737	238,714
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.812%, 6/25/37	817,928	823,036
Shelter Growth CRE Issuer, Ltd. 144A
FRB Ser. 23-FL5, Class A, 8.093%, 5/19/38 (Bermuda)	732,000	732,959
FRB Ser. 22-FL4, Class A, (CME Term SOFR 1 Month + 2.30%), 7.635%, 6/17/37 (Bermuda)	516,576	517,221
UBS Commercial Mortgage Trust
FRB Ser. 18-C11, Class C, 5.044%, 6/15/51(WAC)	1,439,000	1,182,694
FRB Ser. 17-C3, Class C, 4.53%, 8/15/50(WAC)	2,426,000	2,029,919
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	1,132,786	1,047,332
FRB Ser. 18-C11, Class D, 3.00%, 6/15/51(WAC)	1,695,000	890,906
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.546%, 6/16/36	99,075	98,875
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 5.142%, 1/15/59(WAC)	1,174,000	893,426
FRB Ser. 18-C46, Class C, 5.132%, 8/15/51(WAC)	823,000	707,595
FRB Ser. 15-C31, Class C, 4.747%, 11/15/48(WAC)	1,373,000	1,283,013
FRB Ser. 15-SG1, Class B, 4.60%, 9/15/48(WAC)	1,072,000	998,064
FRB Ser. 15-C29, Class D, 4.359%, 6/15/48(WAC)	1,407,000	1,250,329
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53(WAC)	418,000	366,577
Ser. 15-C31, Class D, 3.852%, 11/15/48	1,554,000	1,270,772
Ser. 16-BNK1, Class C, 3.071%, 8/15/49(WAC)	790,000	492,754
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.747%, 11/15/48(WAC)	1,550,000	1,015,731
FRB Ser. 15-C30, Class D, 4.642%, 9/15/58(WAC)	522,500	455,171
Ser. 17-RB1, Class D, 3.401%, 3/15/50	991,000	538,666
Ser. 16-C33, Class D, 3.123%, 3/15/59	1,498,000	1,180,879
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	1,815,000	1,770,046
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.144%, 6/15/44(WAC)	1,659,568	1,257,287
FRB Ser. 12-C9, Class E, 4.876%, 11/15/45(WAC)	899,668	833,287
FRB Ser. 13-C11, Class D, 4.196%, 3/15/45(WAC)	1,406,000	1,166,353

		112,602,224
Residential mortgage-backed securities (non-agency) (22.3%)
A&D Mortgage Trust 144A
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	1,931,690	1,951,007
Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	1,984,378	1,976,732
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	1,876,691	1,852,692
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.65%, 5/25/47	5,002,498	2,866,732
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	750,000	655,466
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.528%, 11/28/36	2,596,579	2,462,225
Bear Stearns Alt-A Trust
FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 5.96%, 1/25/36	188,006	170,279
FRB Ser. 05-8, Class 21A1, 5.311%, 10/25/35(WAC)	318,477	263,002
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (CME Term SOFR 1 Month + 0.59%), 5.94%, 6/25/36	2,464,039	2,340,831
COLT Mortgage Loan Trust 144A Ser. 23-3, Class A1, 7.18%, 9/25/68	2,769,836	2,806,697
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.633%, 2/20/47	1,769,202	1,354,075
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (CME Term SOFR 1 Month + 0.29%), 5.64%, 6/25/47	3,418,022	3,204,575
CSMC Trust 144A FRB Ser. 20-RPL2, Class A12, 3.641%, 2/25/60(WAC)	2,986,061	3,035,267
Deutsche Alt-B Securities Mortgage Loan Trust Ser. 06-AB4, Class A4B, 6.50%, 10/25/36	1,986,044	1,635,129
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.80%, 4/25/28	328,310	357,388
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 14.25%, 3/25/28	2,709,744	2,816,124
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.45%, 12/25/28	2,012,904	2,135,821
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (US 30 Day Average SOFR + 11.36%), 16.70%, 4/25/49	637,000	786,499
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.45%, 10/25/48	2,108,000	2,679,533
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.20%, 1/25/49	4,520,000	5,749,232
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.95%, 3/25/49	282,000	341,705
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.45%, 8/25/50	2,647,000	3,591,648
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 15.45%, 7/25/50	916,000	1,238,318
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class B2, (US 30 Day Average SOFR + 9.75%), 15.085%, 4/25/42	350,000	399,832
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 13.80%, 1/25/48	2,681,000	3,230,605
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 13.05%, 3/25/50	1,000,000	1,191,563
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2, (US 30 Day Average SOFR + 6.36%), 11.70%, 10/25/49	1,070,000	1,184,489
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class B1, (US 30 Day Average SOFR + 5.36%), 10.70%, 9/25/50	680,296	761,758
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (US 30 Day Average SOFR + 4.91%), 10.238%, 9/25/47	371,000	398,129
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.135%, 10/25/50	3,100,000	3,551,438
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class B2, (US 30 Day Average SOFR + 4.75%), 10.085%, 1/25/51	1,330,000	1,437,231
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B1, (US 30 Day Average SOFR + 4.21%), 9.55%, 3/25/50	3,276,000	3,703,293
Seasoned Credit Risk Transfer Trust Ser. 19-1, Class M, 4.75%, 7/25/58(WAC)	1,367,978	1,294,544
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	876,000	818,611
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	2,085,000	1,906,628
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 18.20%, 10/25/28	467,076	548,374
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.20%, 10/25/28	2,812,873	3,260,595
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 15.70%, 1/25/29	779,710	893,937
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.70%, 4/25/29	504,199	574,124
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (US 30 Day Average SOFR + 6.86%), 12.20%, 2/25/40	3,455,000	3,752,387
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.55%, 9/25/31	846,446	903,969
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 9.10%, 2/25/40	1,887,000	2,003,247
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (US 30 Day Average SOFR + 3.36%), 8.70%, 1/25/40	347,000	361,301
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (US 30 Day Average SOFR + 3.11%), 8.45%, 1/25/40	311,000	319,689
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.335%, 1/25/42	3,048,000	3,135,630
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.90%, 7/25/31	1,471	1,474
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M2, (US 30 Day Average SOFR + 2.00%), 7.335%, 11/25/41	400,000	403,020
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.973%, 5/19/35	951,145	283,161
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 9.485%, 1/25/34 (Bermuda)	1,000,000	1,008,974
HTAP 144A FRB Ser. 24-1, Class A, 7.00%, 4/25/37(WAC)	1,088,000	1,064,969
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (CME Term SOFR 1 Month + 0.43%), 5.78%, 11/25/36	1,108,534	904,041
LHOME Mortgage Trust 144A
Ser. 23-RTL2, Class A1, 8.00%, 6/25/28	641,000	637,757
Ser. 23-RTL4, Class A1, 7.628%, 11/25/28	781,000	780,132
MFA Trust 144A Ser. 23-NQM3, Class A1, 6.617%, 7/25/68	463,545	466,208
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (CME Term SOFR 1 Month + 1.04%), 6.39%, 11/25/34	63,234	58,222
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (US 30 Day Average SOFR + 4.46%), 9.80%, 7/25/29 (Bermuda)	695,000	695,154
FRB Ser. 19-1A, Class B1A, (US 30 Day Average SOFR + 3.61%), 8.95%, 7/25/29 (Bermuda)	574,000	574,109
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.786%, 7/25/54	762,000	759,491
Saluda Grade Alternative Mortgage Trust 144A
Ser. 24-RTL5, Class A1, stepped-coupon 7.762% (9.262%, 9/1/26), 4/25/30(STP)	1,409,000	1,422,287
Ser. 24-RTL4, Class A1, stepped-coupon 7.50% (8.50%, 7/1/26), 2/25/30(STP)	1,074,000	1,069,292
FRB Ser. 24-RTL6, Class A1, 7.439%, 7/25/30(WAC)	509,000	509,148
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 5.58%, 8/25/36	208,505	180,157
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	862,000	753,343
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR8, Class 2AC2, (CME Term SOFR 1 Month + 1.03%), 6.38%, 7/25/45	500,507	443,534
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (CME Term SOFR 1 Month + 0.57%), 5.92%, 4/25/37	517,467	499,915

		94,416,739

Total mortgage-backed securities (cost $361,689,008)		$338,453,981

ASSET-BACKED SECURITIES (1.8%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class F, (CME Term SOFR 1 Month + 5.26%), 10.61%, 10/22/24	$425,000	$424,428
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.71%, 10/22/24	2,146,000	2,150,359
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.46%, 10/22/24	1,700,000	1,697,521
FRB Ser. 21-3, Class A, (CME Term SOFR 1 Month + 0.96%), 6.31%, 10/22/24	510,000	508,724
Station Place Securitization Trust 144A FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 6.222%, 6/22/25	1,460,000	1,459,647
Station Place Securitization Trust 144A FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 6.245%, 8/4/25	1,510,000	1,510,125

Total asset-backed securities (cost $7,652,975)		$7,750,804

SHORT-TERM INVESTMENTS (14.7%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.48%(AFF)	Shares	40,498,626	$40,498,626
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(P)	Shares	13,021,000	13,021,000
U.S. Treasury Bills 5.377%, 7/23/24(SEG)(SEGSF)		$8,496,000	8,468,742
U.S. Treasury Bills 5.413%, 8/27/24(SEG)		100,000	99,170

Total short-term investments (cost $62,087,648)			$62,087,538
TOTAL INVESTMENTS

Total investments (cost $1,303,632,535)			$1,278,001,001

FUTURES CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	434	$88,630,938	$88,630,938	Sep-24	$(183,754)

Unrealized appreciation					—

Unrealized (depreciation)					(183,754)

Total					$(183,754)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/(payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	$41,942,300	$(2,147,446)	$(495,339)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	41,942,300	(2,050,978)	4,614
(3.685)/US SOFR/May-59 (Purchased)	May-29/3.685	7,926,300	(1,062,917)	(56,990)
3.685/US SOFR/May-59 (Purchased)	May-29/3.685	7,926,300	(1,062,917)	148,697
Barclays Bank PLC
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	12,539,500	(675,879)	(186,337)
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	12,539,500	(2,658,374)	638,511
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10	1,161,400	(398,522)	6,388
Citibank, N.A.
(3.85)/US SOFR/Sep-34 (Purchased)	Sep-24/3.85	48,407,000	(750,914)	128,279
3.75/US SOFR/Sep-34 (Written)	Sep-24/3.75	48,407,000	810,817	(313,193)
(3.75)/US SOFR/Sep-34 (Written)	Sep-24/3.75	48,407,000	810,817	334,976
3.85/US SOFR/Sep-34 (Purchased)	Sep-24/3.85	48,407,000	(750,914)	(129,247)
Deutsche Bank AG
3.6375/US SOFR/Apr-59 (Purchased)	Apr-29/3.6375	3,543,300	(498,365)	28,063
(3.6375)/US SOFR/Apr-59 (Purchased)	Apr-29/3.6375	3,543,300	(498,365)	(37,098)
Goldman Sachs International
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35	13,681,500	(797,631)	(59,515)
JPMorgan Chase Bank N.A.
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925	13,402,000	1,125,768	(331,700)
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925	13,402,000	1,125,768	322,319

Unrealized appreciation				1,611,847

Unrealized (depreciation)				(1,609,419)

Total				$2,428

TBA SALE COMMITMENTS OUTSTANDING at 6/30/24 (proceeds receivable $286,190,704) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.50%, 7/1/54	$2,000,000	7/15/24	$2,035,468
Uniform Mortgage-Backed Securities, 6.00%, 7/1/54	30,000,000	7/15/24	30,084,393
Uniform Mortgage-Backed Securities, 5.50%, 7/1/54	15,000,000	7/15/24	14,794,335
Uniform Mortgage-Backed Securities, 4.50%, 7/1/54	26,000,000	7/15/24	24,508,042
Uniform Mortgage-Backed Securities, 4.00%, 7/1/54	20,000,000	7/15/24	18,296,876
Uniform Mortgage-Backed Securities, 3.50%, 7/1/54	33,000,000	7/15/24	29,207,560
Uniform Mortgage-Backed Securities, 3.00%, 7/1/54	33,000,000	7/15/24	28,080,954
Uniform Mortgage-Backed Securities, 2.50%, 7/1/54	71,000,000	7/15/24	57,987,035
Uniform Mortgage-Backed Securities, 2.00%, 7/1/54	103,000,000	7/15/24	80,541,159

Total			$285,535,822

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$50,000,000	$1,477,000	$1,162,857	9/21/27	3.30% — Annually	US SOFR — Annually	$3,480,099
370,000,000	1,831,500	2,201,886	9/21/24	3.40% — Annually	US SOFR — Annually	10,001,253

Upfront premium received		3,364,743		Unrealized appreciation		13,481,352

Upfront premium (paid)		—		Unrealized (depreciation)		—

	Total	$3,364,743			Total	$13,481,352

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$19,166,900	$94,493	(E)	$(652)	12/13/57	US SOFR — Annually	3.524% — Annually	$(95,144)
		3,635,100	8,397	(E)	(71)	12/6/42	US SOFR — Annually	3.887% — Annually	(8,468)
		3,805,500	12,520	(E)	(57)	3/18/36	3.757% — Annually	US SOFR — Annually	12,463
		4,043,400	21,228	(E)	(137)	2/20/59	3.485% — Annually	US SOFR — Annually	21,090
		61,590,900	296,868		(231)	3/18/26	US SOFR — Annually	4.413% — Annually	(439,154)
		2,239,000	14,464	(E)	(32)	4/17/35	3.919% — Annually	US SOFR — Annually	(14,496)
		7,281,500	63,786	(E)	(103)	4/17/35	3.948% — Annually	US SOFR — Annually	(63,889)
		958,100	5,586	(E)	(14)	3/31/38	US SOFR — Annually	3.93% — Annually	5,571
		1,196,100	12,762	(E)	(41)	12/18/58	3.455% — Annually	US SOFR — Annually	12,722
		338,102,000	605,203	(E)	1,169,736	9/18/26	4.50% — Annually	US SOFR — Annually	564,533
		157,099,000	2,164,824	(E)	2,889,233	9/18/29	4.30% — Annually	US SOFR — Annually	724,409
		80,507,000	1,207,605	(E)	1,875,518	9/18/34	4.10% — Annually	US SOFR — Annually	667,913
		19,083,000	603,786	(E)	(1,020,174)	9/18/54	US SOFR — Annually	3.90% — Annually	(416,389)
		90,861,000	248,051	(E)	334,243	9/18/26	4.55% — Annually	US SOFR — Annually	86,193
		36,723,000	587,201	(E)	(706,915)	9/18/29	US SOFR — Annually	4.35% — Annually	(119,714)
		4,604,000	87,752	(E)	126,897	9/18/34	4.15% — Annually	US SOFR — Annually	39,145
		21,811,000	881,164	(E)	1,336,555	9/18/54	3.95% — Annually	US SOFR — Annually	455,391
		57,324,100	140,444	(E)	(539)	7/25/29	3.99% — Annually	US SOFR — Annually	139,905

	Total				$6,003,216				$1,572,081
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	BB-/P	$1,664,481	$3,893,000	$1,397,587	12/16/72	500 bp — Monthly	$270,138
	CMBX NA BB.6 Index	CCC-/P	254,204	757,347	196,607	5/11/63	500 bp — Monthly	58,227
	CMBX NA BB.7 Index	CCC/P	61,265	192,595	62,979	1/17/47	500 bp — Monthly	(1,580)
	CMBX NA BB.9 Index	B-/P	1,493,765	3,551,000	1,396,608	9/17/58	500 bp — Monthly	100,116
	CMBX NA BBB-.11 Index	BBB-/P	33,810	161,000	22,186	11/18/54	300 bp — Monthly	11,705
	CMBX NA BBB-.13 Index	BBB-/P	34,358	120,000	27,684	12/16/72	300 bp — Monthly	6,734
	CMBX NA BBB-.16 Index	BBB-/P	209,811	923,000	160,787	4/17/65	300 bp — Monthly	49,486
	Goldman Sachs International
	CMBX NA BB.6 Index	CCC-/P	6,423	19,167	4,976	5/11/63	500 bp — Monthly	1,464
	CMBX NA BB.7 Index	CCC/P	234,836	575,684	188,249	1/17/47	500 bp — Monthly	47,067
	CMBX NA BBB-.11 Index	BBB-/P	186	1,000	138	11/18/54	300 bp — Monthly	49
	CMBX NA BBB-.16 Index	BBB-/P	28,955	141,000	24,562	4/17/65	300 bp — Monthly	4,463
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B-/P	28,886	360,000	147,456	5/11/63	500 bp — Monthly	(118,270)
	CMBX NA BB.7 Index	CCC/P	16,440	33,617	10,993	1/17/47	500 bp — Monthly	5,475
	CMBX NA BB.7 Index	CCC/P	158,648	226,912	74,200	1/17/47	500 bp — Monthly	84,637
	CMBX NA BBB-.8 Index	B+/P	103,543	664,000	66,002	10/17/57	300 bp — Monthly	37,873
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	134,846	1,013,000	76,482	12/16/72	200 bp — Monthly	58,702
	CMBX NA A.13 Index	A-/P	132,031	1,013,000	76,482	12/16/72	200 bp — Monthly	55,888
	CMBX NA BB.6 Index	CCC-/P	186,736	865,095	224,579	5/11/63	500 bp — Monthly	(37,121)
	CMBX NA BB.7 Index	CCC/P	20,331	117,658	38,474	1/17/47	500 bp — Monthly	(18,045)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	370,733	822,000	295,098	12/16/72	500 bp — Monthly	76,320
	CMBX NA BB.7 Index	CCC/P	132,135	306,051	100,079	1/17/47	500 bp — Monthly	32,311
	CMBX NA BBB-.13 Index	BBB-/P	228,069	717,000	165,412	12/16/72	300 bp — Monthly	63,015
	CMBX NA BBB-.16 Index	BBB-/P	15,685	69,000	12,020	4/17/65	300 bp — Monthly	3,699
	CMBX NA BBB-.9 Index	BB-/P	47,282	487,000	82,790	9/17/58	300 bp — Monthly	(35,264)

Upfront premium received			5,597,459		Unrealized appreciation			967,369

Upfront premium (paid)			—		Unrealized (depreciation)			(210,280)

	Total		$5,597,459				Total	$757,089
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(140,649)	$349,000	$142,950	11/17/59	(500 bp) — Monthly	$2,011
	CMBX NA BB.10 Index	(140,246)	348,000	142,541	11/17/59	(500 bp) — Monthly	2,005
	CMBX NA BB.10 Index	(73,750)	183,000	74,957	11/17/59	(500 bp) — Monthly	1,054
	CMBX NA BB.7 Index	(615,904)	1,452,516	474,973	1/17/47	(500 bp) — Monthly	(142,142)
	CMBX NA BB.8 Index	(28,145)	62,514	22,505	10/17/57	(500 bp) — Monthly	(5,692)
	CMBX NA BBB-.10 Index	(707,526)	2,354,000	447,966	11/17/59	(300 bp) — Monthly	(260,737)
	CMBX NA BBB-.12 Index	(1,312,536)	4,625,000	969,863	8/17/61	(300 bp) — Monthly	(344,986)
	CMBX NA BBB-.8 Index	(472,892)	2,448,000	243,331	10/17/57	(300 bp) — Monthly	(230,785)
	CMBX NA BBB-.9 Index	(115,220)	487,000	82,790	9/17/58	(300 bp) — Monthly	(32,673)
	Goldman Sachs International
	CMBX NA BB.8 Index	(53,080)	125,027	45,010	10/17/57	(500 bp) — Monthly	(8,175)
	CMBX NA BB.9 Index	(1,409,598)	3,523,000	1,385,596	9/17/58	(500 bp) — Monthly	(26,938)
	CMBX NA BBB-.12 Index	(316,200)	1,199,000	251,430	8/17/61	(300 bp) — Monthly	(65,369)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(111,197)	111,893	29,047	5/11/63	(500 bp) — Monthly	(82,243)
	Merrill Lynch International
	CMBX NA BB.10 Index	(1,764)	31,000	12,698	11/17/59	(500 bp) — Monthly	10,908
	Morgan Stanley & Co. International PLC
	CMBX NA BB.8 Index	(950,911)	2,082,180	749,585	10/17/57	(500 bp) — Monthly	(203,061)
	CMBX NA BB.9 Index	(11,859)	28,000	11,012	9/17/58	(500 bp) — Monthly	(870)
	CMBX NA BBB-.10 Index	(579,466)	1,792,000	341,018	11/17/59	(300 bp) — Monthly	(239,344)
	CMBX NA BBB-.11 Index	(39,515)	162,000	22,324	11/18/54	(300 bp) — Monthly	(17,273)
	CMBX NA BBB-.12 Index	(268,151)	843,000	176,777	8/17/61	(300 bp) — Monthly	(91,795)
	CMBX NA BBB-.8 Index	(262,257)	1,274,000	126,636	10/17/57	(300 bp) — Monthly	(138,973)

Upfront premium received		—			Unrealized appreciation		15,978

Upfront premium (paid)		(7,610,866)			Unrealized (depreciation)		(1,891,056)

	Total	$(7,610,866)				Total	$(1,875,078)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2023 through June 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $423,653,108.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/24
Short-term investments
	Putnam Short Term Investment Fund Class P*	$34,720,456	$189,642,460	$183,864,290	$1,369,663	$40,498,626

	Total Short-term investments	$34,720,456	$189,642,460	$183,864,290	$1,369,663	$40,498,626
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $507,644.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,531,467.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $16,228,800 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,750,075 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,531,467 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$7,750,804	$—
Mortgage-backed securities	—	338,453,981	—
U.S. government and agency mortgage obligations	—	869,703,017	—
U.S. treasury obligations	—	5,661	—
Short-term investments	13,021,000	49,066,538	—

Totals by level	$13,021,000	$1,264,980,001	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(183,754)	$—	$—
Forward premium swap option contracts	—	2,428	—
TBA sale commitments	—	(285,535,822)	—
Interest rate swap contracts	—	5,685,474	—
Credit default contracts	—	895,418	—

Totals by level	$(183,754)	$(278,952,502)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$379,600,000
Written swap option contracts (contract amount)	$269,200,000
Futures contracts (number of contracts)	500
OTC interest rate swap contracts (notional)	$420,000,000
Centrally cleared interest rate swap contracts (notional)	$682,100,000
OTC credit default contracts (notional)	$45,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com